SCHEDULE OF FINANCIAL INFORMATION OF BALANCE SHEET (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets	¥ 27,591,354	¥ 22,583,767
Non-current assets	20,563,159	17,500,660
TOTAL ASSETS	48,154,513	40,084,427
Current liabilities	11,579,549	11,997,100
Non-current liabilities	23,764,273	16,906,642
TOTAL LIABILITIES	35,343,822	28,903,742
Equity Method Investments [Member]
Current assets	11,872,274	298,056
Non-current assets	9,750,947	1,664,068
TOTAL ASSETS	21,623,221	1,962,124
Current liabilities	2,183,353	45,299
Non-current liabilities	4,802,583	38,820
TOTAL LIABILITIES	6,985,936	¥ 84,119
Cumica [Member]
Current assets	11,471,496
Non-current assets	7,294,155
TOTAL ASSETS	18,765,651
Current liabilities	2,124,573
Non-current liabilities	4,728,753
TOTAL LIABILITIES	¥ 6,853,326